Related Party Transactions	6 Months Ended
Apr. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

a.	Compensation to key management personnel

(i)	The compensation to key management personnel for employment services they provide to the Company is as follows:

	Three months ended	Three months ended	Six months ended	Six months ended
	April 30,	April 30,	April 30,	April 30,
	2023	2022	2023	2022

Officers:
Consulting fees	$78,622	$101,822	$202,718	$195,504
Share based compensation	34,279	122,184	78,721	230,201
	$112,901	$225,005	$281,439	$425,705
Directors:
Directors’ fees	$41,834	$17,775	$80,976	$35,360
Share based compensation	34,029	7,767	78,124	18,742
	$75,863	$25,542	$159,100	$54,102

(ii)	Balances with related parties

	April 30,	October 31,
	2023	2022
Amounts owed to officers	$27,085	$136,149
Amounts owed to directors	21,236	70,345
	$48,321	$206,494

b.	On March 7, 2022, the Company signed an agreement with SciSparc, pursuant to which the Company and SciSparc agreed to cooperate in conducting a feasibility study using certain molecules developed by each party (the “Cooperation Agreement”). Certain of the Company’s officers and directors currently operate, manage or are engaged as officers and/or directors of SciSparc, which may have similar or different objectives than the Company’s. Such activities could detract from the time these people have to allocate to the Company’s affairs. To date, no determination has been made to pursue the joint venture and the development of the research activities with SciSparc remains in a very early stage. For the six months ended April 30, 2023, the Company received $nil as a reimbursement for research and development expenses conducted within the framework of the Cooperation Agreement. As of April 30, 2023, $88,493 is owed to the Company.

c.

On July 1, 2021, the Company entered into a lease agreement (“2021 Lease”) with Scisparc Ltd, a related party (“Scisparc”) and a third party for a total area of approximately 240m2 , of which the Company occupies approximately 120m2 for the Company’s offices, in Tel Aviv, Israel. The lease expires on June 30, 2023. The Company, Scisparc and the third party have an option to extend the 2021 Lease for an additional three-year period. The Company’s base rent was ILS11,000 per month ($3,080) during the term of the 2021 Lease. The lease liability was discounted using the Company’s estimated incremental borrowing rate of 20%. On December 31, 2021, the third party elected to leave the office space, and a new lease agreement was signed with the Company and the related party. As a result, the Company’s base rent was increased to ILS 18,200 per month ($5,094).

CLEARMIND MEDICINE INC.